UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7264
Greater China Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Greater China Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.0%
Security	Shares	Value
China - 18.1%
Auto Manufacturer - 0.9%
Denway Motors, Ltd.	2,781,000	$1,075,168
		$1,075,168
Consumer Electronics - 3.0%
GOME Electrical Appliances Holdings, Ltd.(1)	3,696,000	$3,435,759
		$3,435,759
Food Products - 1.2%
China Mengniu Dairy Co., Ltd.(1)	1,829,000	$1,372,682
		$1,372,682
Insurance - 1.1%
China Insurance International Holdings Co., Ltd.	3,022,000	$1,313,676
		$1,313,676
Mining - 2.2%
Yanzhou Coal Mining Co., Ltd.	1,232,000	$1,941,828
Zijin Mining Group Co., Ltd.	1,360,000	625,772
		$2,567,600
Oil Companies-Exploration & Production - 2.3%
CNOOC, Ltd.	4,650,000	$2,674,342
		$2,674,342
Oil Companies-Integrated - 1.7%
China Petroleum and Chemical Corp.	4,244,000	$1,929,699
		$1,929,699
Semiconductor Components / Integrated Circuits - 1.7%
Semiconductor Manufacturing International Corp.(1)	8,961,000	$1,907,703
		$1,907,703
Telecommunications Services - 2.3%
China Telecom Corp., Ltd.	6,988,000	$2,655,707
		$2,655,707

Security	Shares	Value
Textiles - 1.7%
Weiqiao Textile Co., Ltd.	1,224,000	$1,998,026
		$1,998,026
Total China (identified cost $17,141,575)		$20,930,362
Hong Kong - 52.3%
Security	Shares	Value
Apparel and Accessories - 2.2%
Ports Design, Ltd.	4,144,000	$2,570,457
		$2,570,457
Audio / Video Products - 0.1%
Skyworth Digital Holdings, Ltd.	4,636,000	$118,885
		$118,885
Banks - 4.6%
Dah Sing Financial Holdings, Ltd.	274,882	$2,071,558
HSBC Holdings PLC	196,000	3,292,366
		$5,363,924
Chemicals-Diversified - 1.9%
Kingboard Chemical Holdings, Ltd.	746,000	$2,235,921
		$2,235,921
Computers & Peripherals - 0.8%
TPV Technology, Ltd.	1,422,000	$919,710
		$919,710
Distribution / Wholesale - 3.6%
Esprit Holdings, Ltd.	582,000	$4,134,120
		$4,134,120
Diversified Operations - 17.5%
Hutchison Whampoa, Ltd.	114,000	$1,026,554
Jardine Matheson Holdings, Ltd.	362,204	6,483,452
NWS Holdings, Ltd.	886,000	1,280,559
Shun Tak Holdings, Ltd.	4,206,000	4,164,525
Swire Pacific, Ltd. - Class A	464,000	3,790,827

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Operations (continued)
Swire Pacific, Ltd. - Class B	660,000	$988,101
Wharf Holdings, Ltd.	758,000	2,570,962
		$20,304,980
Electric-Integrated - 3.7%
CLP Holdings, Ltd.	740,000	$4,235,062
		$4,235,062
Furniture and Appliances - 1.6%
Chitaly Holdings, Ltd.	2,062,000	$1,844,908
		$1,844,908
Gas Production & Distribution - 2.4%
Hong Kong and China Gas Co., Ltd.	1,316,000	$2,756,967
		$2,756,967
Hotels and Motels - 1.5%
Shangri-La Asia, Ltd.	1,175,156	$1,777,806
		$1,777,806
Optical Products - 0.9%
Sun Hing Vision Group Holdings, Ltd.	2,178,000	$1,060,327
		$1,060,327
Ports & Related Services - 1.1%
China Merchants Holdings International Co., Ltd.	576,000	$1,208,445
		$1,208,445
Printing - 1.5%
Vision Grande Group Holdings Ltd.	4,156,000	$1,758,499
		$1,758,499
Real Estate Operating / Development - 5.1%
Hopewell Holdings, Ltd.	1,127,000	$2,834,930
Kerry Properties, Ltd.	1,261,683	3,004,054
		$5,838,984
Retail-Specialty and Apparel - 2.3%
Dickson Concepts International, Ltd.	1,399,200	$2,535,269
I.T., Ltd.(1)	690,000	172,519
		$2,707,788

Security	Shares	Value
Transportation & Logistics - 1.5%
COSCO Pacific, Ltd.	784,000	$1,745,695
		$1,745,695
Total Hong Kong (identified cost $40,828,759)		$60,582,478
Taiwan - 26.6%
Security	Shares	Value
Banks - 3.5%
Bank of Kaohsiung	1,466,300	$1,123,015
Taishin Financial Holdings Co., Ltd.	3,096,036	2,936,817
		$4,059,832
Business Services-Miscellaneous - 1.2%
Taiwan Secom Co., Ltd.	976,000	$1,444,885
		$1,444,885
Chemicals - 1.5%
Taiwan Fertilizer Co., Ltd.	1,426,000	$1,701,324
		$1,701,324
Chemicals-Plastics - 1.8%
Formosa Plastics Corp.	1,164,561	$2,144,065
		$2,144,065
Computers - 2.0%
Acer, Inc.	1,445,758	$2,347,613
		$2,347,613
Electronic Components-Miscellaneous - 2.5%
AU Optronics Corp.	1,799,000	$2,843,546
		$2,843,546
Engineering and Construction - 1.0%
Continental Engineering Corp.	2,186,880	$1,123,914
		$1,123,914

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance - 2.3%
Cathay Financial Holding Co., Ltd.	1,283,000	$2,610,275
		$2,610,275
Semiconductor Components / Integrated Circuits - 4.9%
MediaTek, Inc.	203,000	$1,525,982
Taiwan Semiconductor Manufacturing Co., Ltd.	1,609,000	2,836,474
United Microelectronics Corp.(1)	1,906,000	1,281,841
		$5,644,297
Telecommunications Services - 5.9%
Chunghwa Telecom Co., Ltd.	2,239,000	$4,621,847
Far EasTone Telecommunications Co., Ltd.	1,867,300	2,245,197
		$6,867,044
Total Taiwan (identified cost $25,649,845)		$30,786,795
Total Common Stocks (identified cost $83,620,179)		$112,299,635
Total Investments - 97.0% (identified cost $83,620,179)		$112,299,635
Other Assets, Less Liabilities - 3.0%		$3,462,848
Net Assets - 100.0%		$115,762,483

(1)  Non-income producing security.

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Top Ten Holdings
Company	Industry Sector	Percentage of Net Assets	Value
Jardine Matheson Holdings, Ltd.	Diversified Operations	5.6%	$6,483,452
Chunghwa Telecom Co., Ltd.	Telecommunications Services	4.0	4,621,847
CLP Holdings, Ltd.	Electric - Integrated	3.7	4,235,062
Shun Tak Holdings, Ltd.	Diversified Operations	3.6	4,164,525
Esprit Holdings, Ltd.	Distribution/Wholesale	3.6	4,134,120
Swire Pacific, Ltd. - Class A	Diversified Operations	3.3	3,790,827
GOME Electrical Appliances Holdings, Ltd.	Consumer Electronics	3.0	3,435,759
HSBC Holdings PLC	Banks	2.8	3,292,366
Kerry Properties, Ltd.	Real Estate Operating/ Development	2.6	3,004,054
Taishin Financial Holdings Co., Ltd.	Banks	2.5	2,936,817

Industry concentration - Below are the top ten industry sectors represented in the Portfolio of Investments
Company	Percentage of Net Assets	Value
Diversified Operations	17.5%	$20,304,980
Telecommunications Services	8.2	9,522,751
Banks	8.1	9,423,756
Semiconductor Components/Integrated Circuits	6.6	7,552,000
Real Estate Operating/Development	5.1	5,838,984
Electric - Integrated	3.7	4,235,062
Distribution/Wholesale	3.6	4,134,120
Insurance	3.4	3,923,951
Consumer Electronics	3.0	3,435,759
Electronic Components - Miscellaneous	2.5	2,843,546

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investments, at value (identified cost, $83,620,179)	$112,299,635
Cash	2,911,966
Foreign currency, at value (identified cost, $741,458)	754,627
Interest receivable	3,566
Total assets	$115,969,794
Liabilities
Payable for investments purchased	$174,265
Accrued expenses	33,046
Total liabilities	$207,311
Net Assets applicable to investors' interest in Portfolio	$115,762,483
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$87,069,858
Net unrealized appreciation (computed on the basis of identified cost)	28,692,625
Total	$115,762,483

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends (net of foreign taxes, $13,890)	$800,824
Interest	9,735
Total investment income	$810,559
Expenses
Investment adviser fee	$392,299
Administration fee	129,615
Trustees' fees and expenses	4,658
Custodian fee	134,616
Legal and accounting services	25,616
Miscellaneous	3,727
Total expenses	$690,531
Deduct - Reduction of custodian fee	$50,548
Total expense reductions	$50,548
Net expenses	$639,983
Net investment income	$170,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$3,988,461
Foreign currency transactions	(12,453)
Net realized gain	$3,976,008
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$15,272,140
Foreign currency	95,807
Net change in unrealized appreciation (depreciation)	$15,367,947
Net realized and unrealized gain	$19,343,955
Net increase in net assets from operations	$19,514,531

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment income	$170,576	$1,579,151
Net realized gain from Investment transactions, and foreign currency	3,976,008	12,075,709
Net change in unrealized appreciation from investments, and foreign currency	15,367,947	289,720
Net increase in net assets from operations	$19,514,531	$13,944,580
Capital transactions - Contributions	$11,593,496	$39,805,742
Withdrawals	(10,801,622)	(30,123,035)
Net increase in net assets from capital transactions	$791,874	$9,682,707
Net increase in net assets	$20,306,405	$23,627,287
Net Assets
At beginning of period	$95,456,078	$71,828,791
At end of period	$115,762,483	$95,456,078

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.33	%(2)	1.34%	1.43%	1.40%	1.29%	1.25%
Expenses after custodian fee reduction	1.23	%(2)	1.24%	1.25%	1.10%	1.08%	1.06%
Net investment income	0.33	%(2)	1.70%	1.90%	0.81%	0.71%	0.51%
Portfolio Turnover	41%		124%	114%	155%	35%	34%
Total Return(1)	20.52%		20.02%	24.59%	(2.72)%	-	-
Net assets, end of period (000's omitted)	$115,762		$95,456	$71,829	$61,196	$79,118	$169,181

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

See notes to financial statements

Greater China Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2005 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the overthe-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

Greater China Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Other - Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

J  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average

Greater China Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005 the adviser fee amounted to $392,299. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the administrative fee amounted to $129,615. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $44,689,513 and $41,411,160, respectively, for the six months ended February 28, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$83,620,179
Gross unrealized appreciation	$30,494,906
Gross unrealized depreciation	(1,815,450)
Net unrealized appreciation	$28,679,456

The unrealized appreciation on foreign currency is $13,169.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2005.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2005.

Eaton Vance Greater China Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Greater China Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Greater China Growth Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
Pamela Chan
Vice President and
Portfolio Manager
James B. Hawkes
Vice President and Trustee
William Raleigh Kerr
Vice President and
Assistant Treasurer
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Edward K.Y. Chen Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains

(i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 21, 2005

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	April 21, 2005